Income Tax - Income Tax and Deferred Tax Asset and Liabilities Components (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Tax
PRC	$ (99,596,774)		$ (148,696,060)	$ 40,605,716
Outside of PRC	(2,197,049)		(14,711,876)	(8,918,616)
Income (loss) before taxes and loss from equity in affiliates	(101,793,823)		(163,407,936)	31,687,100
PRC	(32,295,286)		(1,409,996)	2,725,114
Outside of PRC	276		4,895	6,600
Current income taxes expenses (benefits)	(32,295,010)		(1,405,101)	2,731,714
PRC	20,174,775		(12,092,683)	7,933,308
Deferred income taxes expenses (benefits)	20,174,775		(12,092,683)	7,933,308
Income tax expense (benefits)	$ (12,120,235)		$ (13,497,784)	$ 10,665,022
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses	$ 2,792,431		$ 4,987,961
Bad debt provision	29,096,796		28,843,655
Net operating loss carry forwards	24,801,075		40,000,359
Advertising expenses	1,013,274		1,441,682
Accrued expense	8,862,609		2,434,194
Others	508,950		629,598
Gross deferred tax assets	67,075,135		78,337,449
Valuation allowance	(41,617,648)		(26,732,045)	$ (5,714,480)	$ (5,634,684)
Total deferred tax assets	25,457,487		51,605,404
Deferred tax liabilities:
Intangible assets from acquisition and other assets	3,517,837		6,042,540
Total deferred tax liabilities	$ 3,517,837		$ 6,042,540
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	$ 14,358	¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years	10 years
Period of statute of limitations, in case of tax evasion	0 years	0 years
PRC | Shanghai SINA Leju | HNTE | Tax year 2018 through 2023
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%